DEBT, CREDIT FACILITIES, AND CAPITAL LEASE OBLIGATIONS (Effect of Fixing Interest Rates on Amortizing Principal Balances of Swaps) (Detail) (Springerville Common Facilities Lease Debt [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments And Hedging Activities [Line Items]
Derivative basis spread	1.75%	1.75%
Interest Rate Swap One [Member]
Derivative Instruments And Hedging Activities [Line Items]
Fixed rate of interest related to interest rate swap	5.77%
Derivative basis spread	1.75%
Derivative, notional amount	32